BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 65,649	$ 511,365	$ 407,990	$ 184,918
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total		352,625	276,097	101,275
Handling and settlement fee income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total		$ 158,740	$ 131,893	$ 83,643